Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues:
Racing	$ 302,088	$ 298,920	$ 308,322
Gaming	223,112	212,629	142,273
Online	183,279	165,416	121,407
Other	23,904	19,889	13,343
Net revenues	732,383	696,854	585,345
Operating expenses:
Racing	255,405	259,369	273,362
Gaming	163,686	157,875	117,946
Online	123,476	113,243	88,206
Other	26,241	20,828	11,831
Selling, general and administrative expenses	73,829	65,501	62,434
Insurance recoveries, net of losses	(7,006)	(972)	0
Operating income	96,752	81,010	31,566
Other income (expense):
Interest income	90	468	185
Interest expense	(4,531)	(8,924)	(6,179)
Equity in losses of unconsolidated investments	(1,701)	(1,113)	(571)
Miscellaneous, net	819	23,643	2,897
Total other income (expense)	(5,323)	14,074	(3,668)
Earnings from continuing operations before provision for income taxes	91,429	95,084	27,898
Income tax provision	(33,152)	(34,289)	(8,341)
Earnings from continuing operations	58,277	60,795	19,557
Discontinued operations, net of income taxes:
Loss from operations	(1)	(1)	(5,827)
Gain on sale of assets	0	3,561	2,623
Net earnings and comprehensive income	$ 58,276	$ 64,355	$ 16,353
Earnings Per Share, Basic [Abstract]
Earnings from continuing operations	$ 3.39	$ 3.59	$ 1.27
Discontinued operations	$ 0.00	$ 0.21	$ (0.21)
Net earnings	$ 3.39	$ 3.80	$ 1.06
Earnings Per Share, Diluted [Abstract]
Earnings from continuing operations	$ 3.34	$ 3.55	$ 1.26
Discontinued operations	$ 0.00	$ 0.21	$ (0.21)
Net earnings	$ 3.34	$ 3.76	$ 1.05
Weighted average shares outstanding:
Basic	17,047	16,638	15,186
Diluted	17,475	17,125	15,666